Inventories - Schedule of Real Estate Work in Progress (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Work in progress - Real estate	S/ 135,376	S/ 150,537
Los Parques de Comas [member]
Disclosure of inventories [line items]
Work in progress - Real estate	69,743	70,647
Los Parques de Callao [Member]
Disclosure of inventories [line items]
Work in progress - Real estate	46,697	53,441
Villa El Salvador [member]
Disclosure of inventories [line items]
Work in progress - Real estate		2,141
Others [member]
Disclosure of inventories [line items]
Work in progress - Real estate	S/ 18,936	S/ 24,308